Forward Merger - Number of shares of common stock issued and amounts (Details) - USD ($) $ in Thousands			9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Sep. 30, 2024
Forward Merger
ListCo closing equity as of July 30, 2024 (in Shares)			779,908
Contribution from PIPE Financing for cash	3,287,018
Conversion of ARYA convertible promissory Notes (in shares)		355,100
Conversion of ARYA Class A ordinary shares and Class B ordinary shares (in shares)	2,089,000
Conversion of Class A ordinary shares subject to redemption (in shares)	123,520
Shares issued for acquisition of Legacy Adagio	6,771,769
Additional shares issued and reclassification of Class A ordinary shares subject to non-redemption agreements and open market subscription agreements (in shares)	761,229
Successor's opening equity as of July 31, 2024 (Successor) (in shares)	13,387,636		14,535,136
Common Stock
Forward Merger
Conversion of ARYA convertible promissory Notes (in shares)	355,100
Conversion of ARYA Class A ordinary shares and Class B ordinary shares (in shares)	2,089,000
Shares issued for acquisition of Legacy Adagio	6,771,769
Shares issued for acquisition of Legacy Adagio	$ 1
Additional shares issued and reclassification of Class A ordinary shares subject to non-redemption agreements and open market subscription agreements (in shares)	761,229
Successor's opening equity as of July 31, 2024 (Successor) (in shares)	13,387,636
Ending Balance	$ 1
Additional Paid-in Capital
Forward Merger
Beginning Balance	2,729
Contribution of cash proceeds in PIPE Financing	23,433
Conversion of ARYA convertible promissory Notes	3,551
Conversion of Class A ordinary shares subject to redemption	1,361
Shares issued for acquisition of Legacy Adagio	53,546
Additional shares issued and reclassification of Class A ordinary shares subject to non-redemption agreements and open market subscription agreements	5,166
Ending Balance	89,786
Accumulated Deficit
Forward Merger
Beginning Balance	(2,734)
Accumulated deficit carried over from ARYA	(14,089)
Ending Balance	$ (16,823)